CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH AND RESTRICTED CASH
Cash	¥ 7,710,711	¥ 8,608,131
Restricted cash - current assets	42,135	158,075
Restricted cash	165,086	115,860
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 7,917,932	¥ 8,882,066	¥ 12,026,367